Note 17 - Acquisition/Sales of Assets and Interests	3 Months Ended
Mar. 31, 2011
Acquisition/Sales of Assets and Interests
Note 17 - Acquisition/Sales of Assets and Interests [Text Block]

17.       Acquisition/Sales of Assets and Interests

17.a) Acquisition of noncontrolling interest

  Innova S.A.

As of March 31, 2011, Petrobras now holds 100% of the capital of Innova, a petrochemical company located in the industrial park of Triunfo in the State of Rio Grande do Sul previously indirectly controlled by Petrobras Argentina (Pesa). The amount of the transaction is US$332, with the payment of US$228 in April 2011 and US$104 due on October 30, 2013, restated by 12 month LIBOR as from the date of signing of the share purchase agreement (SPA).

17.b) Sale of assets and other information

•         BRF Biorefino de Lubrificantes S.A.

On March 21, 2011, Petrobras Distribuidora S.A. established BRF Biorefino de Lubrificantes S.A, the shareholding interest of which is 49%. BRF operates with the building and operation of the used or contaminated lubricant oil refining plant in the State of Rio de Janeiro, in the operation and trading of used or contaminated lubricant oil collection services and in the purchase and sale of refined basic oil.

•         Logum Logística S.A.

On March 1, 2011 the corporate name of PMCC Soluções Logística de Etanol S.A. was changed to Logum Logística S.A., in accordance with the shareholders’ agreement signed on this date. The closely held joint-stock company with authorized capital is composed of registered common shares with no par value, distributed as follows: Petrobras - 20%; Copersucar S.A. - 20%; Cosan S.A. Indústria e Comércio - 20%; Odebrecht Transport Participações S.A. - 20%; Camargo Correa Óleo e Gás S.A. - 10% and Uniduto Logística S.A. - 10%.

Logum Logística S.A. will be responsible for the construction and implementation of a comprehensive multimodal logistics system for ethanol transport and storage, and the development and operation of the system (logistics, loading, unloading, handling and stocking, operation of ports and waterway terminals), which will involve polyducts, waterways, highways and coastal shipping.

•         Sale of the San Lorenzo Refinery and part of the distribution network in Argentina

On May 4, 2010, the Company approved the terms and conditions of the agreement for the sale to Oil Combustibles S.A. of refining and distribution assets in Argentina. The deal comprises a refinery located in San Lorenzo in the province of Santa Fé, a fluvial unit and a fuel trading network connected to this refinery, consisting of approximately 360 sales points and associated wholesaler clients.

The transaction was carried out on May 2, 2011 for a total amount of US$102, which includes the previously mentioned assets, as well as the stocks of oil and oil products.  The transaction is subject to the approval of the Comisión Nacional de Defensa de La Competência (CNDC).

At March 31, 2011 the assets are recorded under other current assets.

•         Operations in Ecuador

In 2006, the Ecuadorian government began a series of tax and regulatory reforms with respect to hydrocarbon activities, which significantly affected the agreements for participation in exploration blocks. As from November 24, 2010, all the exploration agreements in force until then had to migrate to service agreements.

Petrobras Argentina S.A. (PESA), through Sociedade Ecuador TLC S.A., held a 30% interest in the exploration agreements for block 18 and the unified Palo Azul field, located in the Oriente basin of Ecuador.

PESA decided not to accept the final proposal to migrate its agreements to the new contractual model, thus it is the responsibility of the Ecuadorian Government to indemnify the investments made in those exploration blocks.

After the deadline for negotiation of the winding up of the contract had expired, the Ecuadorian government reported that it would use criteria different from those previously agreed upon.  The Company disagrees with this procedure and, although it is not renouncing its rights, it recognized a loss in an amount equivalent to US$53, due to the uncertainties involving the process.

•         Specific purpose entities

During 2011 Petrobras exercised options to acquire all the shares from non-controlling owners of Companhia Mexilhão do Brasil - CMB, a Variable Interest Entity, which was previously consolidated. In accordance with ASC 810, this acquisition was accounted for in equity attributable to Petrobras, in the amount of US$69.